Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Russell Funds: Classes A, C, E, I, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 1, 2013 to
PROSPECTUS Dated MARCH 1, 2013
LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The following information relates to the liquidation of the Russell Money Market Fund (the “Fund”):
At a meeting held on February 26, 2013, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on April 24, 2013, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.
The Fund will continue to pursue its investment objective until on or around the close of business on April 25, 2013, at which time it will carry on no business except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders.
The Plan provides for the liquidation of the Fund’s assets by April 26, 2013 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	ric10_SupplementTextBlock
Russell Funds: Classes A, C, E, I, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 1, 2013 to
PROSPECTUS Dated MARCH 1, 2013
LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The following information relates to the liquidation of the Russell Money Market Fund (the “Fund”):
At a meeting held on February 26, 2013, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on April 24, 2013, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.
The Fund will continue to pursue its investment objective until on or around the close of business on April 25, 2013, at which time it will carry on no business except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders.
The Plan provides for the liquidation of the Fund’s assets by April 26, 2013 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric10_SupplementTextBlock
Russell Funds: Classes A, C, E, I, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 1, 2013 to
PROSPECTUS Dated MARCH 1, 2013
LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The following information relates to the liquidation of the Russell Money Market Fund (the “Fund”):
At a meeting held on February 26, 2013, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on April 24, 2013, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.
The Fund will continue to pursue its investment objective until on or around the close of business on April 25, 2013, at which time it will carry on no business except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders.
The Plan provides for the liquidation of the Fund’s assets by April 26, 2013 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013